Stockholders' Equity - Additional Information (Detail)										1 Months Ended	3 Months Ended					9 Months Ended		12 Months Ended
	Mar. 07, 2017 USD ($) $ / shares shares	Mar. 06, 2017 USD ($)	Jan. 27, 2017 USD ($) shares	Jan. 18, 2017 shares	Jan. 12, 2017 shares	Jan. 10, 2017 shares	Jan. 04, 2017 shares	Jun. 29, 2016 $ / shares shares	Oct. 12, 2015 Closings $ / shares shares	Jun. 30, 2016 USD ($) shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 shares	Mar. 31, 2016 shares	Sep. 30, 2015 shares	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) Closings	Dec. 31, 2016 USD ($) Closings $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Jun. 28, 2016 $ / shares	Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, shares authorized											10,000,000					10,000,000		10,000,000	10,000,000
Convertible preferred stock, par value (in dollars per share) | $ / shares											$ 0.001					$ 0.001		$ 0.001	$ 0.001
Preferred stock redemption discount | $																		$ 3,400,000
Loss on extinguishment of convertible preferred stock | $																		(3,651,172)	$ 0
Stock-based compensation expense | $											$ 226,000	$ 206,000				$ 855,000	$ 560,000	$ 871,270	$ 942,369
Weighted average grant date fair value per option granted (in dollars per share) | $ / shares																$ 3.05		$ 4.05	$ 4.05
Future stock-based compensation for unvested employee options granted and outstanding | $											1,400,000					$ 1,400,000		$ 1,553,427
Stock options outstanding, intrinsic value | $											$ 0					$ 0		$ 0
Liquidated damages amount percent of VWAP (percent)																1.00%		1.00%
Warrants cashless exercised																			8,744
Issuance of shares upon cashless exercise warrants																			2,681
Shares issued for acquisitions (in shares)	3,783,388
Shares issued for an investment (in shares)	1,666,666
Stock sold price per share (in dollars per share) | $ / shares	$ 4.80
Proceeds from issuance of common stock | $	$ 10,000,000															$ 10,000,000	70,000	$ 0	$ 1,434,194
Warrants Issued in 2009 to Purchase Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares											$ 108.00					$ 108.00			$ 108.00
Warrants outstanding (in shares)											1,851					1,851			1,851
Warrants term																10 years			10 years
Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares								$ 8.75										$ 12.30		$ 12.30
Modification of the exercise price | $																		$ 203,000
Warrants outstanding (in shares)									562,162									256,064
Warrants term								5 years										5 years
Liquidated damages amount percent of VWAP (percent)																1.00%		1.00%
Warrants to Purchase Stock [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares											$ 24.35					$ 24.35		$ 24.35
Warrants outstanding (in shares)											102,070					102,070		96,029
Warrants term																10 years		10 years
Underwriter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares											$ 35.70					$ 35.70			$ 35.70
Warrants outstanding (in shares)											16,500					16,500			16,500
Warrants term																10 years			10 years
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant											27,967					27,967		27,967
Percentage of outstanding stock maximum																1.00%		1.00%
Additional shares authorized (in shares)																55,936		55,936
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership interest of voting rights of all classes of stock (percent)											10.00%					10.00%		10.00%
NSO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value																85.00%		85.00%
Stock-based compensation expense | $																		$ 13,502
NSO grants in period (in shares)										11,000
NSO's vested (in shares)										5,499
Fair Value of NSO's vested | $										$ 26,355
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period																4 years		4 years
Income tax benefit from stock compensation expense | $																$ 0	$ 0	$ 0	$ 0
Number of options granted																622,755		267,851	191,142
Future stock-based compensation, requisite service period																2 years 8 months 12 days		2 years 8 months 12 days
Number of shares available for grant											1,621,585					1,621,585		191,771	1,229		121,212
Additional shares authorized (in shares)																134,295		112,143	54,152
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value																110.00%		110.00%
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option																10 years		10 years
ISOs [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option																5 years		5 years
Aspire Capital Fund, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock sold price per share (in dollars per share) | $ / shares	$ 4.80
Proceeds from issuance of common stock | $	$ 2,000,000	$ 2,000,000	$ 2,000,000
Shares issued during period (in shares)	416,666		141,666												101,317
Essentialis, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from issuance of common stock | $	$ 8,000,000	$ 8,000,000
Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares converted													555	1,665
Repurchase of Series A Convertible Preferred shares (shares)																		7,780
Series A Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of closings | Closings									2
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued upon conversion				120,200	120,200	120,200	120,200						60,000	180,000		546,200		200,000
Common Stock [Member] | Sabby Management, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership interest (percent)								4.99%			4.99%					4.99%
Series B Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, par value (in dollars per share) | $ / shares																		$ 0.001
Convertible preferred stock, shares issued								13,780			10,049					10,049		12,780
Convertible preferred stock, stated value (in dollars per share) | $ / shares																		$ 1,000
Number of shares converted				601	601	601	601									2,731		1,000
Convertible preferred stock, shares outstanding											10,049					10,049		12,780
Indemnification Claims [Member] | Essentialis, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for acquisitions (in shares)	182,675
Development Milestone [Member] | Essentialis, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued for acquisitions (in shares)	913,389
2015 Sabby Purchase Agreement [Member] | Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares									$ 12.30
2015 Sabby Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, par value (in dollars per share) | $ / shares																		$ 0.001
Convertible preferred stock, shares issued																		10,000
Convertible preferred stock, stated value (in dollars per share) | $ / shares																		$ 1,000
2016 Sabby Purchase Agreement [Member] | Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding (in shares)								540,540
2016 Sabby Purchase Agreement [Member] | Maxim Group Llc [Member] | Series D Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants (in dollars per share) | $ / shares								$ 8.75												$ 12.30
Warrants outstanding (in shares)								24,000	21,621
Warrants term								5 years
2016 Sabby Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of Series A Convertible Preferred shares (shares)								7,780
2016 Sabby Purchase Agreement [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion ratio																200
2016 Sabby Purchase Agreement [Member] | Common Stock [Member] | Sabby Management, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ownership interest (percent)								4.99%
2016 Sabby Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, par value (in dollars per share) | $ / shares											$ 0.001					$ 0.001
Convertible preferred stock, shares issued											13,780					13,780
Convertible preferred stock, stated value (in dollars per share) | $ / shares											$ 1,000					$ 1,000
2016 Sabby Purchase Agreement [Member] | Series B Convertible Preferred Stock [Member] | Sabby Management, LLC [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of closings | Closings																	2	2
Scenario, Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per option granted (in dollars per share) | $ / shares																		$ 8.30
Scenario, Previously Reported [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant																		191,770